Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (STATEMENT OF CHANGES IN EQUITY) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Increase (Decrease) in Shareholders' Equity
Balance	$ 1,270,268	$ 1,105,130	$ 1,210,545
Stock-based compensation	23,604	16,138	10,897
Other comprehensive income	(167,007)	135,067	32,380
Net income (loss)	60,078	63,641	(75,053)
Provision of statutory reserves
Exercise of share option and restricted shares vesting	2,759	4,032	3,588
Repurchase of ordinary shares			(75,085)
Repurchase of ordinary shares	(87,323)	(55,574)
Transfer Class B shares to Class A shares
Advances to shareholders			(1,605)
Cancellation of treasury shares
Acquisition 35% noncontrolling interest in Qingting			(537)
Share subscription receivables of JiehunChina
Bad debt provision of share subscription receivables		229
Receipt of repayment from shareholder		1,605
Balance	1,102,379	1,270,268	1,105,130
Parent [Member]
Increase (Decrease) in Shareholders' Equity
Balance	1,270,145	1,104,915	1,210,245
Stock-based compensation	23,604	16,138	10,897
Other comprehensive income	(167,007)	135,067	32,380
Net income (loss)	60,460	63,733	(75,026)
Provision of statutory reserves
Exercise of share option and restricted shares vesting	2,759	4,032	3,588
Repurchase of ordinary shares			(75,085)
Repurchase of ordinary shares	(87,323)	(55,574)
Transfer Class B shares to Class A shares
Advances to shareholders			(1,605)
Cancellation of treasury shares
Acquisition 35% noncontrolling interest in Qingting			(250)
Share subscription receivables of JiehunChina			(229)
Bad debt provision of share subscription receivables		229
Receipt of repayment from shareholder		1,605
Balance	1,102,638	1,270,145	1,104,915
Treasury shares [Member]
Increase (Decrease) in Shareholders' Equity
Balance			(25,597)
Balance (in shares)			(18,267,684)
Stock-based compensation
Other comprehensive income
Net income (loss)
Provision of statutory reserves
Exercise of share option and restricted shares vesting
Exercise of share option and restricted shares vesting (in shares)
Repurchase of ordinary shares			(76,131)
Repurchase of ordinary shares (in shares)			(54,253,314)
Repurchase of ordinary shares
Repurchase of ordinary shares (in shares)
Transfer Class B shares to Class A shares
Transfer Class B shares to Class A shares (in shares)
Advances to shareholders
Cancellation of treasury shares			101,728
Cancellation of treasury shares (in shares)			72,520,998
Acquisition 35% noncontrolling interest in Qingting
Share subscription receivables of JiehunChina
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder
Balance
Balance (in shares)
Additional paid-in capital [Member]
Increase (Decrease) in Shareholders' Equity
Balance	1,285,283	1,319,044	1,407,059
Stock-based compensation	23,604	16,138	10,897
Other comprehensive income
Net income (loss)
Provision of statutory reserves
Exercise of share option and restricted shares vesting	2,748	4,013	3,571
Repurchase of ordinary shares			1,100
Repurchase of ordinary shares	(87,242)	(55,517)
Transfer Class B shares to Class A shares
Advances to shareholders			(1,605)
Cancellation of treasury shares			(101,728)
Acquisition 35% noncontrolling interest in Qingting			(250)
Share subscription receivables of JiehunChina
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder		1,605
Balance	1,224,393	1,285,283	1,319,044
Subscription receivable [Member]
Increase (Decrease) in Shareholders' Equity
Balance		(229)
Stock-based compensation
Other comprehensive income
Net income (loss)
Provision of statutory reserves
Exercise of share option and restricted shares vesting
Repurchase of ordinary shares
Repurchase of ordinary shares
Transfer Class B shares to Class A shares
Advances to shareholders
Cancellation of treasury shares
Acquisition 35% noncontrolling interest in Qingting
Share subscription receivables of JiehunChina			(229)
Bad debt provision of share subscription receivables		229
Receipt of repayment from shareholder
Balance			(229)
Accumulated deficit [Member]
Increase (Decrease) in Shareholders' Equity
Balance	(197,726)	(261,459)	(183,228)
Stock-based compensation
Other comprehensive income
Net income (loss)	60,460	63,733	(75,026)
Provision of statutory reserves			(3,205)
Exercise of share option and restricted shares vesting
Repurchase of ordinary shares
Repurchase of ordinary shares
Transfer Class B shares to Class A shares
Advances to shareholders
Cancellation of treasury shares
Acquisition 35% noncontrolling interest in Qingting
Share subscription receivables of JiehunChina
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder
Balance	(137,266)	(197,726)	(261,459)
Statutory Reserves [Member]
Increase (Decrease) in Shareholders' Equity
Balance	6,712	6,712	3,507
Stock-based compensation
Other comprehensive income
Net income (loss)
Provision of statutory reserves			3,205
Exercise of share option and restricted shares vesting
Repurchase of ordinary shares
Repurchase of ordinary shares
Transfer Class B shares to Class A shares
Advances to shareholders
Cancellation of treasury shares
Acquisition 35% noncontrolling interest in Qingting
Share subscription receivables of JiehunChina
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder
Balance	6,712	6,712	6,712
Accumulated other comprehensive income [Member]
Increase (Decrease) in Shareholders' Equity
Balance	174,781	39,714	7,334
Stock-based compensation
Other comprehensive income	(167,007)	135,067	32,380
Net income (loss)
Provision of statutory reserves
Exercise of share option and restricted shares vesting
Repurchase of ordinary shares
Repurchase of ordinary shares
Transfer Class B shares to Class A shares
Advances to shareholders
Cancellation of treasury shares
Acquisition 35% noncontrolling interest in Qingting
Share subscription receivables of JiehunChina
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder
Balance	7,774	174,781	39,714
Class A ordinary shares [Member] | Ordinary shares [Member]
Increase (Decrease) in Shareholders' Equity
Balance	790	730	771
Balance (in shares)	789,976,372	729,848,742	770,912,350
Stock-based compensation
Other comprehensive income
Net income (loss)
Provision of statutory reserves
Exercise of share option and restricted shares vesting	11	17	13
Exercise of share option and restricted shares vesting (in shares)	10,792,736	16,763,199	13,189,706
Repurchase of ordinary shares			(54)
Repurchase of ordinary shares (in shares)			(54,253,314)
Repurchase of ordinary shares	(81)	(57)
Repurchase of ordinary shares (in shares)	(80,728,137)	(56,635,569)
Transfer Class B shares to Class A shares		100
Transfer Class B shares to Class A shares (in shares)		100,000,000
Advances to shareholders
Cancellation of treasury shares
Cancellation of treasury shares (in shares)
Acquisition 35% noncontrolling interest in Qingting
Share subscription receivables of JiehunChina
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder
Balance	720	790	730
Balance (in shares)	720,040,971	789,976,372	729,848,742
Class B ordinary shares [Member] | Ordinary shares [Member]
Increase (Decrease) in Shareholders' Equity
Balance	305	403	399
Balance (in shares)	305,388,450	402,680,117	398,763,450
Stock-based compensation
Other comprehensive income
Net income (loss)
Provision of statutory reserves
Exercise of share option and restricted shares vesting		2	4
Exercise of share option and restricted shares vesting (in shares)		2,708,333	3,916,667
Repurchase of ordinary shares
Repurchase of ordinary shares (in shares)
Repurchase of ordinary shares
Repurchase of ordinary shares (in shares)
Transfer Class B shares to Class A shares		(100)
Transfer Class B shares to Class A shares (in shares)		(100,000,000)
Advances to shareholders
Cancellation of treasury shares
Cancellation of treasury shares (in shares)
Acquisition 35% noncontrolling interest in Qingting
Share subscription receivables of JiehunChina
Bad debt provision of share subscription receivables
Receipt of repayment from shareholder
Balance	305	305	403
Balance (in shares)	305,388,450	305,388,450	402,680,117
Parent Company [Member]
Increase (Decrease) in Shareholders' Equity
Balance	1,270,145	1,104,915	1,210,245
Stock-based compensation	23,604	16,138	10,897
Other comprehensive income	(167,007)	135,067	32,380
Net income (loss)	60,460	63,733	(75,026)
Exercise of share option and restricted shares vesting	2,759	4,032	3,588
Repurchase of ordinary shares			(75,085)
Repurchase of ordinary shares	(87,323)	(55,574)
Advances to shareholders			(1,605)
Cancellation of treasury shares
Acquisition 35% noncontrolling interest in Qingting			(250)
Share subscription receivables of JiehunChina			(229)
Bad debt provision of share subscription receivables		229
Receipt of repayment from shareholder		1,605
Balance	1,102,638	1,270,145	1,104,915
Parent Company [Member] | Treasury shares [Member]
Increase (Decrease) in Shareholders' Equity
Balance			(25,597)
Balance (in shares)			(18,267,684)
Repurchase of ordinary shares			(76,131)
Repurchase of ordinary shares (in shares)			(54,253,314)
Cancellation of treasury shares			101,728
Cancellation of treasury shares (in shares)			72,520,998
Balance
Balance (in shares)
Parent Company [Member] | Additional paid-in capital [Member]
Increase (Decrease) in Shareholders' Equity
Balance	1,285,283	1,319,044	1,407,059
Stock-based compensation	23,604	16,138	10,897
Exercise of share option and restricted shares vesting	2,748	4,013	3,571
Repurchase of ordinary shares			1,100
Repurchase of ordinary shares	(87,242)	(55,517)
Advances to shareholders			(1,605)
Cancellation of treasury shares			(101,728)
Acquisition 35% noncontrolling interest in Qingting			(250)
Share subscription receivables of JiehunChina
Receipt of repayment from shareholder		1,605
Balance	1,224,393	1,285,283	1,319,044
Parent Company [Member] | Subscription receivable [Member]
Increase (Decrease) in Shareholders' Equity
Balance		(229)
Share subscription receivables of JiehunChina			(229)
Bad debt provision of share subscription receivables		229
Receipt of repayment from shareholder
Balance			(229)
Parent Company [Member] | Accumulated deficit [Member]
Increase (Decrease) in Shareholders' Equity
Balance	(191,014)	(254,747)	(179,721)
Net income (loss)	60,460		(75,026)
Share subscription receivables of JiehunChina
Receipt of repayment from shareholder
Balance	(130,554)	(191,014)	(254,747)
Parent Company [Member] | Accumulated other comprehensive income [Member]
Increase (Decrease) in Shareholders' Equity
Balance	174,781	39,714	7,334
Other comprehensive income	(167,007)	135,067	32,380
Share subscription receivables of JiehunChina
Receipt of repayment from shareholder
Balance	7,774	174,781	39,714
Parent Company [Member] | Class A ordinary shares [Member] | Ordinary shares [Member]
Increase (Decrease) in Shareholders' Equity
Balance	790	730	771
Balance (in shares)	789,976,372	729,848,742	770,912,350
Exercise of share option and restricted shares vesting	11	17	13
Exercise of share option and restricted shares vesting (in shares)	10,792,736	16,763,199	13,189,706
Repurchase of ordinary shares			(54)
Repurchase of ordinary shares (in shares)			(54,253,314)
Repurchase of ordinary shares	(81)	(57)
Repurchase of ordinary shares (in shares)	(80,728,137)	(56,635,569)
Transfer Class B shares to Class A shares		100
Transfer Class B shares to Class A shares (in shares)		100,000,000
Balance	720	790	730
Balance (in shares)	720,040,971	789,976,372	729,848,742
Parent Company [Member] | Class B ordinary shares [Member] | Ordinary shares [Member]
Increase (Decrease) in Shareholders' Equity
Balance		403	399
Balance (in shares)		402,680,117	398,763,450
Exercise of share option and restricted shares vesting		2	4
Exercise of share option and restricted shares vesting (in shares)		2,708,333	3,916,667
Transfer Class B shares to Class A shares		(100)
Transfer Class B shares to Class A shares (in shares)		(100,000,000)
Balance	$ 305	$ 305	$ 403
Balance (in shares)	305,388,450	305,388,450	402,680,117